Shareholder Report, Average Annual Return (Details) 190470_GuidePath Growth Allocation Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuidePath Growth Allocation Fund Service Shares
Average Annual Return, Percent	19.98%	8.31%	10.61%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	20.52%	9.99%	11.88%
S&P Target Risk Aggressive Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Aggressive Index
Average Annual Return, Percent	18.59%	8.38%	10.00%